Employment and Compensation Arrangements - Transactions Related Awards (Details) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($) installment $ / shares shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Employment and Compensation Arrangements
Share-based compensation expense	$ 33,932	$ 2,842		$ 37,108	$ 7,022	$ 13,715	$ 17,663
Aggregate purchase price of shares	$ 137	$ 355	$ 1,014			$ 1,574	$ 9,558
Risk-free interest rate				2.43%		3.02%	2.53%
Expected dividend rate						0.00%	0.00%
Management Incentive Plan
Employment and Compensation Arrangements
Vesting period				5 years		5 years
Performance Shares
Employment and Compensation Arrangements
Share-based compensation expense				$ 25,013
Risk-free interest rate				2.20%
Expected volatility				20.00%
Expected dividend rate				0.00%
Discount for lack or marketability percentage, minimum				3.00%
Discount for lack or marketability percentage, maximum				7.00%
Performance Shares | Management Incentive Plan
Employment and Compensation Arrangements
Increase (decrease) in value of share during the period				$ 48,102
Performance Shares | Common Class B [Member]
Employment and Compensation Arrangements
Aggregate purchase of shares | shares				1,500,000
Aggregate purchase price of shares				$ 15,000
Performance Shares | Ordinary Shares In Sponsor Agreement One
Employment and Compensation Arrangements
Number of shares non-vested oustanding | shares	5,309,713			5,309,713
Number of installements for vesting | installment				3
Increase (decrease) in value of share during the period				$ 1,193
Performance Shares | Ordinary Shares In Sponsor Agreement Two
Employment and Compensation Arrangements
Number of shares non-vested oustanding | shares	2,654,856			2,654,856
Exercise price | $ / shares	$ 15.25			$ 15.25
Vesting period				42 months
Increase (decrease) in value of share during the period				$ (9,396)
Performance Shares | Ordinary Shares In Sponsor Agreement Three
Employment and Compensation Arrangements
Number of shares non-vested oustanding | shares	2,654,856			2,654,856
Exercise price | $ / shares	$ 17.50			$ 17.50
Increase (decrease) in value of share during the period				$ (13,101)
Performance Shares | Warrants In Sponsor Agreement
Employment and Compensation Arrangements
Number of warrants non-vested outstanding | shares	17,265,826			17,265,826
Increase (decrease) in value of share during the period				$ 6,297
Performance Shares | Founder
Employment and Compensation Arrangements
Increase (decrease) in value of share during the period				$ 4,411
Performance Shares | First anniversary | Warrants In Sponsor Agreement
Employment and Compensation Arrangements
Vesting period for warrants				0.00%
Performance Shares | Second anniversary | Warrants In Sponsor Agreement
Employment and Compensation Arrangements
Vesting period for warrants				33.33%
Performance Shares | Third anniversary | Warrants In Sponsor Agreement
Employment and Compensation Arrangements
Vesting period for warrants				66.67%